Post-Employment Benefits - Summary of Defined Benefit obligation and Plan Assets by Region (Detail) - CAD ($) $ in Millions	Oct. 31, 2023	Oct. 31, 2022
Pension plan [member]
Defined benefit obligation
Defined benefit obligation at the end of year	$ 7,060	$ 7,040
Plan assets
Plan assets at the end of year	8,091	8,435
Pension plan [member] | Canada plan [member]
Defined benefit obligation
Defined benefit obligation at the end of year	6,373	6,382
Plan assets
Plan assets at the end of year	7,292	7,666
Pension plan [member] | U.S., U.K., and the Caribbean plans [member]
Defined benefit obligation
Defined benefit obligation at the end of year	687	658
Plan assets
Plan assets at the end of year	799	769
Other post employment benefit plans [member]
Defined benefit obligation
Defined benefit obligation at the end of year	422	436
Other post employment benefit plans [member] | Canada plan [member]
Defined benefit obligation
Defined benefit obligation at the end of year	392	405
Other post employment benefit plans [member] | U.S., U.K., and the Caribbean plans [member]
Defined benefit obligation
Defined benefit obligation at the end of year	$ 30	$ 31